UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04656

Ellsworth Growth and Income Fund Ltd.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

James A. Dinsmore

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ellsworth Growth and Income Fund Ltd.

First Quarter Report — December 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended December 31, 2016, the net asset value (“NAV”) total return of the Ellsworth Growth and Income Fund Ltd. was 0.9%, compared with total returns of 2.1% and 0.3% for the Bank of America Merrill Lynch U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 2.2% The Fund’s NAV per share was $9.57, while the price of the publicly traded shares closed at $8.26 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2016.

Comparative Results

Average Annual Returns through December 31, 2016 (a)(b) (Unaudited)

						Since Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(06/30/86)
Ellsworth Growth and Income Fund Ltd.
NAV Total Return (c)	0.86%	9.33%	5.70%	9.94%	5.76%	7.83%
Investment Total Return (d)	2.23	12.69	7.68	10.65	5.97	8.00
Bank of America Merrill Lynch U.S. Convertibles Index	2.10	10.43	5.45	10.98	6.44	N/A(e)
Bloomberg Barclays Balanced U.S. Convertibles Index	0.29	6.79	2.14	7.53	4.41	N/A(f)
Standard & Poor’s (“S&P”) 500 Index	3.82	11.96	8.87	14.66	6.95	9.92

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities and have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on September 30.

(c)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and are net of expenses. Prior to November 1, 2015, reinvestment of distributions at NAV was on the payable date.

(d)	Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions.

(e)	The Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.

(f)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — December 31, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 54.2%
	Aerospace — 0.5%
$600,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23(a)	$587,250

	Automotive — 0.7%
1,000,000	Tesla Motors Inc., 1.250%, 03/01/21	870,625

	Business Services — 3.4%
1,876,000	Blucora Inc., 4.250%, 04/01/19	1,876,000
2,000,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	2,241,250

		4,117,250

	Cable and Satellite — 2.4%
2,500,000	DISH Network Corp., 3.375%, 08/15/26(a)	2,857,813

	Communications Equipment — 2.6%
1,000,000	Harmonic Inc., 4.000%, 12/01/20	1,121,875
1,500,000	InterDigital Inc./PA, 1.500%, 03/01/20	2,035,313

		3,157,188

	Computer Software and Services — 8.7%
1,250,000	Bottomline Technologies Inc., 1.500%, 12/01/17	1,291,406
1,000,000	EnerNOC Inc., 2.250%, 08/15/19	800,000
1,250,000	MercadoLibre Inc., 2.250%, 07/01/19	1,725,781
1,500,000	Proofpoint Inc., 0.750%, 06/15/20	1,701,563
500,000	PROS Holdings Inc., 2.000%, 12/01/19	493,125
1,500,000	Synchronoss Technologies Inc., 0.750%, 08/15/19	1,582,500
1,500,000	The Priceline Group Inc., 1.000%, 03/15/18	2,369,063
500,000	Zillow Group Inc., 2.000%, 12/01/21(a)	515,938

		10,479,376

	Consumer Products — 0.4%
617,000	JAKKS Pacific Inc., 4.875%, 06/01/20(a)(b)	482,031

	Consumer Services — 2.2%
1,000,000	Carriage Services Inc., 2.750%, 03/15/21	1,349,375

Principal Amount		Market Value
$1,250,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	$1,335,937

		2,685,312

	Diversified Industrial — 3.8%
750,000	Kaman Corp., 3.250%, 11/15/17(a)	1,109,531
1,800,000	Knowles Corp., 3.250%, 11/01/21(a)	2,097,000
583,000	Macquarie Infrastructure Corp., 2.000%, 10/01/23	589,923
500,000	TimkenSteel Corp., 6.000%, 06/01/21	729,687

		4,526,141

	Energy and Utilities — 4.6%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	915,937
1,500,000	Chesapeake Energy Corp., 5.500%, 09/15/26(a)	1,631,250
750,000	Clean Energy Fuels Corp., 5.250%, 10/01/18(a)	645,000
258,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21†	0
667,000	Newpark Resources Inc., 4.000%, 12/01/21(a)	732,033
1,500,000	SunPower Corp., 4.000%, 01/15/23	1,077,187
500,000	Weatherford International Ltd., 5.875%, 07/01/21	543,750

		5,545,157

	Entertainment — 0.8%
1,000,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	981,250

	Financial Services — 1.2%
500,000	Blackhawk Network Holdings Inc., 1.500%, 01/15/22(a)	515,000
1,000,000	Encore Capital Group Inc., 3.000%, 07/01/20	938,750

		1,453,750

	Health Care — 11.5%
750,000	ANI Pharmaceuticals Inc., 3.000%, 12/01/19	864,375
1,026,000	Array BioPharma Inc., 3.000%, 06/01/20	1,439,606
500,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	478,125
833,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	746,576
1,000,000	Ironwood Pharmaceuticals Inc., 2.250%, 06/15/22	1,149,375

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$710,000	Jazz Investments I Ltd., 1.875%, 08/15/21	$683,819
1,000,000	Molina Healthcare Inc., 1.625%, 08/15/44	1,141,875
750,000	NuVasive Inc., 2.250%, 03/15/21(a)	955,781
500,000	Quidel Corp., 3.250%, 12/15/20	495,000
666,000	Repligen Corp., 2.125%, 06/01/21	790,459
1,000,000	Sucampo Pharmaceuticals Inc., 3.250%, 12/15/21(a)	1,070,000
750,000	Teligent Inc., 3.750%, 12/15/19	699,375
	The Medicines Co.,
1,000,000	2.500%, 01/15/22	1,203,750
1,000,000	2.750%, 07/15/23(a)	966,875
1,000,000	Theravance Biopharma Inc., 3.250%, 11/01/23	1,141,875

		13,826,866

	Real Estate Investment Trusts — 0.9%
1,000,000	Colony Capital Inc., 5.000%, 04/15/23	1,027,500

	Semiconductors — 7.5%
550,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	868,656
2,000,000	Cypress Semiconductor Corp., 4.500%, 01/15/22(a)	2,258,750
1,250,000	Inphi Corp., 1.125%, 12/01/20	1,621,094
1,500,000	Micron Technology Inc., 3.000%, 11/15/43	1,497,187
1,500,000	NXP Semiconductors NV, 1.000%, 12/01/19	1,713,750
1,000,000	Teradyne Inc., 1.250%, 12/15/23(a)	1,061,250

		9,020,687

	Telecommunications — 1.7%
1,000,000	Alaska Communications Systems Group Inc., 6.250%, 05/01/18	992,500
1,000,000	Dycom Industries Inc., 0.750%, 09/15/21	1,096,250

		2,088,750

	Transportation — 1.3%
1,500,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,526,250

	TOTAL CONVERTIBLE CORPORATE BONDS	65,233,196

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS — 5.3%
	Agriculture — 0.8%
10,000	Bunge Ltd., 4.875%	$1,021,100

	Business Services — 0.5%
711,039	Amerivon Holdings LLC, 4.000%	585,896
272,728	Amerivon Holdings LLC, common equity units,	16,364

		602,260

	Financial Services — 3.0%
1,000	Bank of America Corp., 7.250%	1,166,800
1,250	Huntington Bancshares, Inc., 8.500%	1,812,500
500	Wells Fargo & Co., 7.500%	595,000

		3,574,300

	Real Estate Investment Trusts — 1.0%
20,000	Welltower Inc., 6.500%, Ser. I	1,203,600

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,401,260

	MANDATORY CONVERTIBLE SECURITIES (c) — 15.7%
	Computer Software and Services — 0.5%
5,000	MTS Systems Corp., 8.750%, 07/01/19	639,400

	Diversified Industrial — 0.8%
20,100	Rexnord Corp., 5.750%, 11/15/19	984,900

	Energy and Utilities — 4.3%
15,000	Anadarko Petroleum Corp., 7.500%, 06/07/18	620,250
20,000	Dominion Resources Inc., 6.375%, 07/01/17	1,001,200
10,000	Dominion Resources, Inc., 6.750%, 08/15/19	506,000
8,600	DTE Energy Co., 6.500%, 10/01/19	455,800
16,666	Hess Corp., 8.000%, 02/01/19	1,227,618
25,000	NextEra Energy Inc., 6.371%, 09/01/18	1,431,250

		5,242,118

	Financial Services — 3.3%
25,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	2,734,375
24,000	New York Community Capital Trust V, 6.000%, 11/01/51	1,201,680

		3,936,055

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) (Continued)
	Food and Beverage — 0.8%
15,000	Tyson Foods Inc., 4.750%, 07/15/17	$1,014,750

	Health Care — 4.0%
1,550	Allergan plc, 5.500%, 03/01/18	1,181,813
30,000	Anthem Inc., 5.250%, 05/01/18	1,408,500
15,000	Stericycle Inc., 5.250%, 09/15/18	949,050
1,900	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18	1,225,500

		4,764,863

	Telecommunications — 1.2%
20,000	Frontier Communications Corp., 11.250%, 06/29/18	1,421,600

	Wireless Communications — 0.8%
10,000	T-Mobile US Inc., 5.500%, 12/15/17	944,400

	TOTAL MANDATORY CONVERTIBLE SECURITIES	18,948,086

	COMMON STOCKS — 24.8%
	Automotive — 0.1%
6,539	Fiat Chrysler Automobiles NV†	59,631

	Business Services — 1.1%
2,500	Alliance Data Systems Corp.	571,250
20,000	PayPal Holdings Inc.†	789,400

		1,360,650

	Computer Software and Services — 0.7%
14,300	Microsoft Corp.	888,602

	Consumer Products — 1.7%
23,352	Newell Brands Inc.	1,042,667
24,000	Unilever NV	985,440

		2,028,107

	Diversified Industrial — 0.9%
34,356	General Electric Co.	1,085,650

	Energy and Utilities — 1.0%
7,000	Chevron Corp.	823,900
8,500	ConocoPhillips	426,190
92	Goodrich Petroleum Corp.†	1,149

		1,251,239

Shares		Market Value
	Entertainment — 0.7%
7,500	The Walt Disney Co.	$781,650

	Financial Services — 2.7%
132,068	BlackRock Capital Investment Corp.	919,193
9,546	Citigroup Inc.	567,319
16,434	Synchrony Financial	596,061
22,200	Wells Fargo & Co.	1,223,442

		3,306,015

	Food and Beverage — 1.7%
20,000	B&G Foods Inc.	876,000
30,000	Conagra Brands Inc.	1,186,500

		2,062,500

	Health Care — 4.5%
15,000	AbbVie Inc.	939,300
15,000	Eli Lilly & Co.	1,103,250
10,000	Gilead Sciences Inc.	716,100
22,651	Merck & Co. Inc.	1,333,464
40,000	Pfizer Inc.	1,299,200

		5,391,314

	Real Estate Investment Trusts — 5.3%
15,000	American Tower Corp.	1,585,200
16,100	Crown Castle International Corp.	1,396,997
7,000	Equinix Inc.	2,501,870
58,700	Invesco Mortgage Capital Inc.	857,020

		6,341,087

	Semiconductors — 1.2%
40,000	Intel Corp.	1,450,800

	Telecommunications — 3.2%
30,000	AT&T Inc.	1,275,900
15,000	SBA Communications Corp., Cl. A†	1,548,900
20,000	Verizon Communications Inc.	1,067,600

		3,892,400

	TOTAL COMMON STOCKS	29,899,645

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
978	Goodrich Petroleum Corp., expire 12/10/26†	0

	TOTAL INVESTMENTS — 100.0% (Cost $109,120,924)	$120,482,187

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Market Value
Aggregate tax cost	$109,175,552

Gross unrealized appreciation	$15,059,243
Gross unrealized depreciation	(3,747,608)

Net unrealized appreciation/depreciation	$11,311,635

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of Rule 144A securities amounted to $24,778,314 or 20.57% of total investments.

(b)

At December 31, 2016, the Fund held an investment in a restricted and illiquid security amounting to $482,031 or 0.40% of the Fund’s total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/16 Carrying Value Per Bond
$617,000	JAKKS Pacific Inc., 4.875%, 06/01/20	9/21/15 - 9/22/15	$675,487	$78.12

(c)	Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$65,233,196	$0	$65,233,196
Convertible Preferred Stocks:
Business Services	—	—	602,260	602,260
Other Industries (a)	$ 5,799,000	—	—	5,799,000
Total Convertible Preferred Stocks	5,799,000	—	602,260	6,401,260
Mandatory Convertible Securities:
Financial Services	2,734,375	1,201,680	—	3,936,055
Other Industries (a)	15,012,031	—	—	15,012,031
Total Mandatory Convertible Securities	17,746,406	1,201,680	—	18,948,086
Common Stocks:
Energy and Utilities	1,250,090	1,149	—	1,251,239
Other Industries (a)	28,648,406	—	—	28,648,406
Total Common Stocks	29,898,496	1,149	—	29,899,645
Warrants (a)	—	—	0	0
TOTAL INVESTMENTS IN SECURITIES	$53,443,902	$66,436,025	$602,260	$120,482,187

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At December 31, 2016, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the fund held as of December 31, 2016, refer to the Schedule of Investments.

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Ellsworth Growth and Income Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a B.S. in Economics from the Wharton School of Business and an M.A. degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a B.A. from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a B.A. in Economics from Cornell University and an M.B.A. degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XECFX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares.

ELLSWORTH GROWTH AND INCOME FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

   GABELLI.COM

TRUSTEES	Nicholas W. Platt
Former Managing Director,
Mario J. Gabelli, CFA	FTI Consulting Inc.
Chairman and
Chief Executive Officer,	Anthonie C. van Ekris
GAMCO Investors, Inc.	Chairman,
Executive Chairman,	BALMAC International Inc.
Associated Capital Group Inc.	OFFICERS

Kinchen C. Bizzell, CFA	James A. Dinsmore, CFA
Managing Director,	President
CAVU Securities
Agnes Mullady
Elizabeth C. Bogan, Ph.D	Treasurer
Senior Lecturer, Economics
Princeton University	Andrea R. Mango
Secretary & Vice President
James P. Conn
Former Managing Director &	Laurissa M. Martire
Chief Investment Officer,	Vice President & Ombudsman
Financial Security Assurance
Holdings Ltd.	Wayne C. Pinsent, CFA
Vice President & Ombudsman
James A. Dinsmore, CFA Portfolio Manager, Gabelli Funds LLC	Richard J. Walz Chief Compliance Officer
INVESTMENT ADVISER
Frank J. Fahrenkopf
Former President &	Gabelli Funds, LLC
Chief Executive Officer,
American Gaming Association	CUSTODIAN

Daniel D. Harding, CFA	State Street Bank and Trust
Managing General Director,	Company
Global Equity Income Fund	COUNSEL

Michael J. Melarkey	Skadden, Arps, Slate, Meagher &
Of Counsel,	Flom LLP
McDonald Carano Wilson LLP
TRANSFER AGENT AND
Kuni Nakamura	REGISTRAR
President,
Advanced Polymer, Inc.	American Stock Transfer and
Trust Company

ECF Q4/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ellsworth Growth and Income Fund Ltd.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	2/24/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/24/2017

* Print the name and title of each signing officer under his or her signature.